Offerings - Offering: 1	Dec. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	7,762,500
Proposed Maximum Offering Price per Unit	44.60
Maximum Aggregate Offering Price	$ 346,207,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,811.26
Offering Note	1a. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. 1b. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on the New York Stock Exchange on December 5, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act of 1933, as amended).